Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	0.37
Maximum Aggregate Offering Price	$ 2,220,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 339.88
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of common stock of Moleculin Biotech, Inc. (the "Registrant") that may be granted under the Registrant's 2024 Stock Plan (the "2024 Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents 6,000,000 shares of Registrant's common stock that were added to the shares reserved for issuance under the 2024 Plan. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)) of the Securities Act of 1933, as amended, and based on $0.37 per share, the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on September 5, 2025. (4) We do not have any fee offsets.